Class K [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class K | BlackRock Sustainable Advantage International Equity Fund | Class K
Prospectus [Line Items]
Annual Return [Percent]	5.48%	19.90%	(14.03%)	13.00%